Schedule of provision for income taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current	$ 985	$ 10,845	$ 65,650	$ 75,821
Deferred		(5,022)	(48,228)	(27,680)
Provision for income taxes	$ 985	$ 5,823	$ 17,422	$ 48,141